Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Stockholder's Equity [Abstract]
Schedule of Fair Value of Stock Options Grants

The following assumptions were used in determining the fair value of stock option grants for the year ended September 30, 2024 and 2023:

	2024	2023
Risk-free interest rate	4.66%	4.11%
Expected dividend yield	0.00%	0.00%
Expected term	6.50 years	5.96 years
Expected volatility	87%	91%

Schedule of Stock Option Activity

A summary of option activity under the stock plans is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$—
Granted	5,750,000	$1.07
Forfeited	-
Outstanding at March 31, 2025	18,500,000	$1.81	8.72 years	$—
Exercisable at March 31, 2025	5,135,417	$2.06	8.39 years	$—

A summary of option activity under the plan is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2023	12,600,000	$2.15	9.77 years	$-
Granted	150,000	2.15
Forfeited	-
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$-
Exercisable at September 30, 2024	3,937,500	$2.15	8.77 years	$-